T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

November 30, 2019 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 99.7%
NEW JERSEY 86.5%
Burlington County Bridge Commission, 4.00%, 10/1/29	1,470	1,677
Burlington County Bridge Commission, 5.00%, 10/1/23	1,200	1,371
Burlington County Bridge Commission, 5.00%, 10/1/24	1,000	1,141
Burlington County Bridge Commission, 5.00%, 10/1/25	585	667
Burlington County Bridge Commission, 5.00%, 10/1/27	1,000	1,217
Burlington County Bridge Commission, 5.00%, 10/1/28	1,280	1,554
Burlington County Bridge Commission, 5.00%, 4/15/29	500	637
Burlington County Bridge Commission, 5.00%, 4/15/30	1,085	1,374
Burlington County Bridge Commission, 5.00%, 4/15/31	1,000	1,261
Burlington County Bridge Commission, Gov't Loan Program,
Series A, 5.00%, 12/1/24	700	778
Burlington County Bridge Commission, Gov't Loan Program,
Series A, 5.00%, 12/1/29	300	332
Cape May, PCR, Atlantic City Electric, Series A, 6.80%,
3/1/21 (1)	1,520	1,619
Essex County Improvement Auth. , PJ Consolidation, 5.50%,
10/1/27 (1)	2,205	2,875
Essex County Utilities Auth. , Solid Waste, 5.00%, 4/1/20 (2)	1,000	1,002
Garden State Preservation Trust, Farmland, Series A, 5.75%,
11/1/28 (3)	5,600	7,011
Garden State Preservation Trust, Space & Farmland, Series C,
5.25%, 11/1/21 (3)	1,400	1,500
Gloucester County Improvement Auth. , Rowan Univ. , 4.00%,
7/1/37	510	590
Gloucester County Improvement Auth. , Rowan Univ. , 4.00%,
7/1/38	500	576
Gloucester County Improvement Auth. , Rowan Univ. , 4.00%,
7/1/39	450	517
Gloucester County Improvement Auth. , Rowan Univ. , Series A,
5.00%, 11/1/28 (3)	1,750	2,126
Gloucester County Improvement Auth. , Rowan Univ. , Series A,
5.00%, 11/1/29 (3)	1,285	1,555

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Hudson County Improvement Auth. , 4.00%, 1/1/38	1,000	1,130
Hudson County Improvement Auth. , 830 Bergen Ave. , 5.00%,
11/15/31	1,260	1,349
Hudson County Improvement Auth. , Vocational Technical
Schools, 5.25%, 5/1/51	7,000	8,214
Mercer County, GO, 5.00%, 5/1/28	4,250	4,471
Mercer County Improvement Auth. , 4.00%, 4/1/33	1,000	1,178
Middlesex County, Civic Square IV Redev. , COP, 5.00%,
10/15/31	3,665	4,401
Monmouth County Improvement Auth. , Atlantic Highlands,
4.75%, 2/1/30 (Prerefunded 2/1/20) (4)	570	573
Monmouth County Improvement Auth. , Gov't Pooled Loan,
4.00%, 12/1/31	500	558
Monmouth County Improvement Auth. , Gov't Pooled Loan,
4.00%, 12/1/32	500	557
Monmouth County Improvement Auth. , Gov't Pooled Loan,
5.00%, 12/1/29	400	473
Monmouth County Improvement Auth. , Gov't Pooled Loan,
5.00%, 12/1/30	280	330
Monmouth County Improvement Auth. , Gov't Pooled Loan,
5.00%, 1/15/31 (Prerefunded 1/15/21) (4)	770	803
Monmouth County Improvement Auth. , Gov't Pooled Loan,
5.00%, 1/15/31	230	240
Monmouth County Improvement Auth. , Gov't Pooled Loan,
Series A, 4.00%, 8/1/37	275	323
Monmouth County Improvement Auth. , Gov't Pooled Loan,
Series A, 4.00%, 8/1/38	225	263
Monmouth County Improvement Auth. , Gov't Pooled Loan,
Series A, 4.00%, 8/1/39	200	232
Monmouth County Improvement Auth. , Gov't Pooled Loan,
Series B, 5.00%, 7/15/35	1,250	1,512
Monmouth County Improvement Auth. , Gov't Pooled Loan,
Series B, 5.00%, 7/15/36	1,000	1,207
Monroe Township Board of Ed. , Gloucester County, GO, 5.00%,
3/1/24	800	920
Monroe Township Board of Ed. , Gloucester County, GO, 5.00%,
3/1/26	1,650	1,888

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Monroe Township Board of Ed. , Gloucester County, GO, 5.00%,
3/1/27	1,785	2,040
New Brunswick Parking Auth. , 5.00%, 9/1/26 (5)	320	384
New Brunswick Parking Auth. , 5.00%, 9/1/27 (5)	375	449
New Brunswick Parking Auth. , 5.00%, 9/1/28 (5)	605	724
New Jersey Economic Dev. Auth. , Series A, 4.00%, 7/1/32	4,000	4,266
New Jersey Economic Dev. Auth. , Series A, 5.00%, 7/1/33	1,000	1,151
New Jersey Economic Dev. Auth. , Beloved Commonwealth
Charter School, 4.00%, 6/15/29 (6)	665	703
New Jersey Economic Dev. Auth. , Beloved Commonwealth
Charter School, 5.00%, 6/15/39 (6)	1,150	1,242
New Jersey Economic Dev. Auth. , Beloved Commonwealth
Charter School, 5.00%, 6/15/49 (6)	1,105	1,186
New Jersey Economic Dev. Auth. , Cigarette Tax, 5.00%,
6/15/20	3,000	3,055
New Jersey Economic Dev. Auth. , Cranes Mill Project, 5.00%,
1/1/49	4,000	4,480
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.00%,
1/1/24 (7)	850	960
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.00%,
1/1/31 (3)(7)	1,500	1,675
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.125%,
1/1/34 (7)	2,035	2,283
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.125%,
1/1/39 (3)(7)	940	1,048
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.25%,
1/1/25 (7)	1,395	1,589
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.375%,
1/1/43 (7)	6,175	6,902
New Jersey Economic Dev. Auth. , Gov't Building, Series A,
5.00%, 6/15/42	2,000	2,250
New Jersey Economic Dev. Auth. , Kapkowski Road Landfill,
5.75%, 10/1/21	105	109
New Jersey Economic Dev. Auth. , Lions Gate, 4.00%, 1/1/20	200	200
New Jersey Economic Dev. Auth. , Lions Gate, 4.875%, 1/1/29	910	953
New Jersey Economic Dev. Auth. , Lions Gate, 5.25%, 1/1/44	2,470	2,569

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth. , Middlesex Water, Series A,
PCR, 5.00%, 10/1/23	1,210	1,373
New Jersey Economic Dev. Auth. , Middlesex Water, Series C,
PCR, 4.25%, 10/1/47 (7)	1,500	1,558
New Jersey Economic Dev. Auth. , Middlesex Water, PCR,
4.00%, 8/1/59 (7)	5,070	5,481
New Jersey Economic Dev. Auth. , Middlesex Water, PCR,
5.00%, 8/1/59 (7)	1,425	1,697
New Jersey Economic Dev. Auth. , Motor Vehicle Surcharges,
Series A, 5.25%, 7/1/26 (1)(8)	190	236
New Jersey Economic Dev. Auth. , Motor Vehicle Surcharges,
Unrefunded Balance, Series A, 5.25%, 7/1/26 (1)	810	965
New Jersey Economic Dev. Auth. , MSU Student Housing, Series
A, 5.875%, 6/1/42 (Prerefunded 6/1/20) (4)	1,250	1,280
New Jersey Economic Dev. Auth. , Natural Gas, 2.45%, 4/1/59
(Tender 4/1/26) (7)	1,500	1,545
New Jersey Economic Dev. Auth. , Natural Gas Company
Project, 3.00%, 8/1/43 (7)	1,750	1,696
New Jersey Economic Dev. Auth. , Port Newark Container
Terminal, 5.00%, 10/1/37 (7)	2,075	2,405
New Jersey Economic Dev. Auth. , Port Newark Container
Terminal, 5.00%, 10/1/47 (7)	3,075	3,506
New Jersey Economic Dev. Auth. , Provident Group-Montclair
Univ. Student Housing, 5.00%, 6/1/37 (3)	1,000	1,178
New Jersey Economic Dev. Auth. , Provident Group-Montclair
Univ. Student Housing, 5.00%, 6/1/42 (3)	3,250	3,786
New Jersey Economic Dev. Auth. , Provident Group-Rowan
Properties LLC, Series A, 5.00%, 1/1/48	2,905	3,114
New Jersey Economic Dev. Auth. , School Fac. Construction,
Series DDD, 5.00%, 6/15/35	1,000	1,142
New Jersey Economic Dev. Auth. , School Fac. Construction,
Series DDD, 5.00%, 6/15/42	2,250	2,518
New Jersey Economic Dev. Auth. , School Fac. Construction,
Series GG, 5.25%, 9/1/26	1,170	1,223
New Jersey Economic Dev. Auth. , Seeing Eye, 5.00%, 6/1/32
(Prerefunded 6/1/22) (4)	3,760	4,121
New Jersey Economic Dev. Auth. , Seeing Eye 2017 Project,
5.00%, 6/1/32	2,250	2,743

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth. , UMM Energy Partners, Series
A, 5.00%, 6/15/37 (7)	1,765	1,876
New Jersey Economic Dev. Auth. , UMM Energy Partners, Series
A, 5.125%, 6/15/43 (7)	3,250	3,455
New Jersey Economic Dev. Auth. , United Methodist Homes,
5.00%, 7/1/34	2,000	2,097
New Jersey Economic Dev. Auth. , United Methodist Homes,
Series A, 5.00%, 7/1/29	2,650	2,876
New Jersey Economic Dev. Auth. , United/Continental Airline,
PCR, 5.125%, 9/15/23 (7)	1,000	1,074
New Jersey Economic Dev. Auth. , United/Continental Airlines,
PCR, Series B, 5.625%, 11/15/30 (7)	1,000	1,145
New Jersey EFA, College of New Jersey, Series F, 4.00%,
7/1/35	1,000	1,115
New Jersey EFA, College of New Jersey, Series G, 5.00%,
7/1/30	3,180	3,696
New Jersey EFA, Higher Ed. Fac. Trust Fund, 5.00%, 6/15/26	2,230	2,514
New Jersey EFA, Institute of Technology, Series H, 5.00%,
7/1/31	2,630	2,680
New Jersey EFA, Kean Univ. , Series H, 5.00%, 7/1/28 (3)	2,000	2,347
New Jersey EFA, Montclair State Univ. , Series A, 5.00%, 7/1/32	2,510	2,859
New Jersey EFA, Montclair State Univ. , Series A, 5.00%, 7/1/39	3,275	3,691
New Jersey EFA, Montclair State Univ. , Series D, 5.00%, 7/1/34	2,090	2,429
New Jersey EFA, Montclair State Univ. , Series D, 5.00%, 7/1/36	1,000	1,158
New Jersey EFA, Princeton Univ. , Series A, 4.00%, 7/1/28	2,000	2,234
New Jersey EFA, Princeton Univ. , Series A, 5.00%, 7/1/26	3,500	4,322
New Jersey EFA, Princeton Univ. , Series C, 5.00%, 7/1/29	500	629
New Jersey EFA, Rowan Univ. , Series C, 5.00%, 7/1/26 (3)	1,250	1,528
New Jersey EFA, Rowan Univ. , Series C, 5.00%, 7/1/27 (3)	2,000	2,429
New Jersey EFA, Seton Hall Univ. , Series D, 5.00%, 7/1/33	500	555
New Jersey EFA, Seton Hall Univ. , Series D, 5.00%, 7/1/38	500	554
New Jersey EFA, Seton Hall Univ. , Series D, 5.00%, 7/1/42	3,500	4,106
New Jersey EFA, Stevens Institute Technology, Series A, 5.00%,
7/1/35	1,000	1,196

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
New Jersey EFA, Stevens Institute Technology, Series A, 5.00%,
7/1/36	1,640	1,956
New Jersey EFA, Stevens Institute Technology, Series A, 5.00%,
7/1/37	2,000	2,379
New Jersey EFA, Stevens Institute Technology, Series A, 5.00%,
7/1/47	1,600	1,871
New Jersey EFA, Stockton Univ. , Series A, 5.00%, 7/1/35 (3)	2,000	2,354
New Jersey HCFFA, AHS Hosp. , 4.00%, 7/1/41	2,000	2,208
New Jersey HCFFA, AHS Hosp. , 5.00%, 7/1/23	2,750	3,103
New Jersey HCFFA, AHS Hosp. , 6.00%, 7/1/37 (Prerefunded
7/1/21) (4)	1,000	1,076
New Jersey HCFFA, AHS Hosp. , Series A, 5.00%, 7/1/27	110	110
New Jersey HCFFA, Barnabas Health, Series A, 4.00%, 7/1/26	1,000	1,062
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/25	2,500	2,731
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/44	1,585	1,811
New Jersey HCFFA, Barnabas Health, Series A, 5.625%, 7/1/32
(Prerefunded 7/1/21) (4)	3,000	3,208
New Jersey HCFFA, Catholic Health East, 4.75%, 11/15/29
(Prerefunded 11/15/20) (4)	4,110	4,250
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.00%, 7/1/32	1,250	1,527
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57	3,665	4,361
New Jersey HCFFA, Hackensack Univ. Medical Center, 5.00%,
1/1/34 (Prerefunded 1/1/20) (4)	2,700	2,708
New Jersey HCFFA, Holy Name Medical Center, 5.00%, 7/1/25	3,315	3,380
New Jersey HCFFA, Hunterdon Medical Center, 5.00%, 7/1/45	2,600	2,854
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/33	2,360	2,795
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/34	1,365	1,614
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/42	5,000	5,911
New Jersey HCFFA, Kennedy Health System, 5.00%, 7/1/31
(Prerefunded 7/1/22) (4)	2,000	2,196
New Jersey HCFFA, Kennedy Health System, 5.00%, 7/1/37
(Prerefunded 7/1/22) (4)	1,025	1,125
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
New Jersey HCFFA, Kennedy Health System, 5.00%, 7/1/42
(Prerefunded 7/1/22) (4)	2,500	2,744
New Jersey HCFFA, Meridian Healthcare System, 5.00%,
7/1/25	1,000	1,093
New Jersey HCFFA, Meridian Healthcare System, 5.00%,
7/1/26	2,105	2,299
New Jersey HCFFA, Meridian Healthcare System, 5.00%,
7/1/27	2,000	2,181
New Jersey HCFFA, Meridian Healthcare System, 5.00%,
7/1/32	3,000	3,343
New Jersey HCFFA, Princeton Healthcare System, Series A,
5.00%, 7/1/28	1,720	2,094
New Jersey HCFFA, Princeton Healthcare System, Series A,
5.00%, 7/1/39	4,500	5,307
New Jersey HCFFA, Robert Wood Johnson Univ. Hosp. , 5.00%,
7/1/39	1,500	1,724
New Jersey HCFFA, Robert Wood Johnson Univ. Hosp. , 5.00%,
7/1/43	3,650	4,176
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/29	3,500	4,221
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/43	2,600	3,055
New Jersey HCFFA, Saint Joseph's Health System, 5.00%,
7/1/31	2,200	2,553
New Jersey HCFFA, Saint Joseph's Health System, 5.00%,
7/1/41	3,000	3,405
New Jersey HCFFA, Saint Luke's Warren Hosp. , 5.00%, 8/15/34	2,290	2,509
New Jersey HCFFA, Univ. Hosp. , Series A, 5.00%, 7/1/46 (3)	3,500	3,942
New Jersey HCFFA, Valley Health System, 4.00%, 7/1/44 (9)	2,000	2,234
New Jersey HCFFA, Valley Health System, 4.00%, 7/1/37 (9)	800	909
New Jersey HCFFA, Valley Health System, 5.00%, 7/1/31 (9)	2,000	2,525
New Jersey HCFFA, Virtua Health, 5.00%, 7/1/29	1,000	1,132
New Jersey HCFFA, Virtua Health, Series B, VRDN, 0.45%,
7/1/43	2,840	2,840
New Jersey HCFFA, Virtua Health, Series C, VRDN, 0.47%,
7/1/43	2,590	2,590

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
New Jersey Higher Ed. Student Assistance Auth. , Series 1,
5.00%, 12/1/21 (7)	1,555	1,664
New Jersey Higher Ed. Student Assistance Auth. , Series 1A,
5.00%, 12/1/26 (7)	1,500	1,764
New Jersey Higher Ed. Student Assistance Auth. , Series 1B,
4.75%, 12/1/43 (7)	1,000	1,064
New Jersey Higher Ed. Student Assistance Auth. , Series B,
5.00%, 12/1/25 (7)	1,000	1,184
New Jersey Higher Ed. Student Assistance Auth. , Series B,
5.00%, 12/1/26 (7)	500	602
New Jersey Housing & Mortgage Fin. Agency, Oceanport
Gardens, 1.58%, 6/1/22 (Tender 6/1/20)	1,000	1,001
New Jersey Institute of Technology, Series A, 5.00%, 7/1/40	3,500	4,047
New Jersey Institute of Technology, Series A, 5.00%, 7/1/42
(Prerefunded 7/1/22) (4)	1,530	1,680
New Jersey Institute of Technology, Unrefunded Balance,
Series A, 5.00%, 7/1/42	3,470	3,755
New Jersey Sports & Exposition Auth. , Series A, 5.00%, 9/1/24	2,000	2,293
New Jersey Transportation Trust Fund Auth. , 5.25%, 6/15/43	4,850	5,639
New Jersey Transportation Trust Fund Auth. , Series A, 5.50%,
6/15/41	4,015	4,210
New Jersey Transportation Trust Fund Auth. , Series AA, 5.00%,
6/15/45	2,205	2,429
New Jersey Transportation Trust Fund Auth. , Series B, 5.50%,
6/15/31	7,000	7,380
New Jersey Transportation Trust Fund Auth. , Series BB, 4.00%,
6/15/44	1,675	1,750
New Jersey Transportation Trust Fund Auth. , Federal Highway
Reimbursement, Series A, 5.00%, 6/15/31	3,500	4,063
New Jersey Transportation Trust Fund Auth. , Federal Highway
Reimbursement, Series A1, 5.00%, 6/15/29	2,500	2,924
New Jersey Transportation Trust Fund Auth. , Transportation
Program, Series AA, 5.00%, 6/15/23	1,795	1,947
New Jersey Turnpike Auth. , Series A, 5.00%, 1/1/31
(Prerefunded 1/1/22) (4)	2,000	2,160
New Jersey Turnpike Auth. , Series A, 5.00%, 1/1/35	2,000	2,398
New Jersey Turnpike Auth. , Series A, 5.00%, 1/1/43
(Prerefunded 7/1/22) (4)	3,765	4,138
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
New Jersey Turnpike Auth. , Series A, 5.00%, 1/1/43	2,235	2,416
New Jersey Turnpike Auth. , Series A, 5.00%, 1/1/48	7,500	9,074
New Jersey Turnpike Auth. , Series B, 5.00%, 1/1/40	4,000	4,823
New Jersey Turnpike Auth. , Series E, 5.00%, 1/1/30	500	621
New Jersey Turnpike Auth. , Series E, 5.00%, 1/1/31	1,000	1,235
New Jersey Turnpike Auth. , Series E, 5.00%, 1/1/32	1,500	1,845
New Jersey Turnpike Auth. , Series E, 5.00%, 1/1/33	500	613
New Jersey Turnpike Auth. , Series G, 5.00%, 1/1/37	2,000	2,431
Newark Housing Auth. , South Ward Police, 6.75%, 12/1/38
(Prerefunded 12/1/19) (2)(4)	1,000	1,000
North Hudson Sewer Auth. , Series A, COP, 5.00%, 6/1/42
(Prerefunded 6/1/22) (4)	225	247
North Hudson Sewer Auth. , Series A, COP, 5.00%, 6/1/42
(Prerefunded 6/1/22) (4)	3,775	4,063
North Hudson Sewer Auth. , Series A, Zero Coupon,
8/1/20 (1)(8)	2,350	2,330
Passaic County Improvement Auth. , 200 Hosp. Plaza, 5.00%,
5/1/42 (Prerefunded 5/1/20) (4)	1,175	1,194
Rutgers Univ. , Series L, 5.00%, 5/1/38 (Prerefunded 5/1/23) (4)	2,500	2,820
Rutgers Univ. , Series L, 5.00%, 5/1/43 (Prerefunded 5/1/23) (4)	2,000	2,256
Rutgers Univ. , Series M, 5.00%, 5/1/34	1,600	1,901
Salem County Pollution Control Fin. Auth. , Atlantic City Electric,
Series A, PCR, 4.875%, 6/1/29	2,500	2,521
South Brunswick Township Board of Ed. , GO, 5.00%, 8/1/27	750	861
South Jersey Port, Marine Terminal, Series B, 5.00%, 1/1/48 (7)	3,925	4,493
South Jersey Transportation Auth. , Series A, 5.00%, 11/1/32 (3)	1,250	1,573
South Jersey Transportation Auth. , Series A, 5.00%, 11/1/33 (3)	750	942
Tobacco Settlement Fin. , Series A, 5.00%, 6/1/24	370	422
Tobacco Settlement Fin. , Series A, 5.00%, 6/1/37	2,500	2,950
Tobacco Settlement Fin. , Series A, 5.25%, 6/1/46	600	695
Verona New Jersey Board of Ed. , GO, 5.00%, 3/1/28	500	586
Verona New Jersey Board of Ed. , GO, 5.00%, 3/1/29	400	466
Verona New Jersey Board of Ed. , GO, 5.00%, 3/1/31	435	505
		422,793
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)

NEW YORK 5.7%
Port Auth. of New York & New Jersey, 5.00%, 10/1/33 (7)	1,675	1,801
Port Auth. of New York & New Jersey, JFK Int'l Air Terminal,
6.50%, 12/1/28	1,000	1,044
Port Auth. of New York & New Jersey, Series 172, 5.00%,
10/1/30 (7)	1,000	1,078
Port Auth. of New York & New Jersey, Series 172, 5.00%,
10/1/34 (7)	2,000	2,150
Port Auth. of New York & New Jersey, Series 177, 5.00%,
7/15/25 (7)	2,000	2,215
Port Auth. of New York & New Jersey, Series 178, 5.00%,
12/1/43 (7)	3,990	4,436
Port Auth. of New York & New Jersey, Series 185, 5.00%,
9/1/32 (7)	1,700	1,950
Port Auth. of New York & New Jersey, Series 186, 5.00%,
10/15/44 (7)	2,380	2,695
Port Auth. of New York & New Jersey, Series 198, 5.25%,
11/15/56	2,500	3,003
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/35 (7)	5,000	6,042
Port Auth. of New York & New Jersey, Series 93, 6.125%,
6/1/94	1,000	1,195
		27,609

PENNSYLVANIA 3.8%
Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/29
(Prerefunded 7/1/25) (4)	400	479
Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/30
(Prerefunded 7/1/25) (4)	700	839
Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/42	2,050	2,463
Delaware River Joint Toll Bridge Commission, Series A, 5.00%,
7/1/22	1,000	1,098
Delaware River Joint Toll Bridge Commission, Series A, 5.00%,
7/1/23	1,000	1,097
Delaware River Joint Toll Bridge Commission, Series A, 5.00%,
7/1/24 (Prerefunded 7/1/22) (4)	1,000	1,096
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Delaware River Joint Toll Bridge Commission, Series A, 5.00%,
7/1/25 (Prerefunded 7/1/22) (4)	1,000	1,096
Delaware River Joint Toll Bridge Commission, Series A, 5.00%,
7/1/26 (Prerefunded 7/1/22) (4)	500	548
Delaware River Joint Toll Bridge Commission, Bridge System,
Series A, 5.00%, 7/1/44	750	925
Delaware River Port Auth. , 5.00%, 1/1/40	4,000	4,480
Delaware River Port Auth. , Series A, 5.00%, 1/1/34	2,000	2,515
Delaware River Port Auth. , Series A, 5.00%, 1/1/40	1,750	2,160
		18,796

DELAWARE 2.3%
Delaware River & Bay Auth. , 4.00%, 1/1/44	4,000	4,472
Delaware River & Bay Auth. , Series A, 5.00%, 1/1/44	2,000	2,227
Delaware River & Bay Auth. , Series C, 5.00%, 1/1/28	4,000	4,552
		11,251

PUERTO RICO 1.1%
Puerto Rico Electric Power Auth. , Series A-RSA-1, 5.05%,
7/1/42 (10)(11)	10	8
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.00%,
7/1/27 (10)(11)	20	15
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/27 (10)(11)	460	352
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/28 (10)(11)	40	31
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/20 (10)(11)	50	38
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/25 (10)(11)	65	50
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/26 (10)(11)	80	61
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/27 (10)(11)	10	8
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/32 (10)(11)	35	27
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/37 (10)(11)	605	463
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.00%,
7/1/28 (10)(11)	10	8
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.25%,
7/1/33 (10)(11)	55	42
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.50%,
7/1/18 (10)(11)	45	34
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/27 (10)(11)	20	15
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/40 (10)(11)	50	38
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.75%,
7/1/36 (10)(11)	35	27
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 3.70%,
7/1/17 (10)(11)	10	7
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/17 (10)(11)	20	15
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/28 (10)(11)	15	12
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/19 (10)(11)	165	122
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/23 (10)(11)	45	34
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/24 (10)(11)	20	15
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/26 (10)(11)	425	325
Puerto Rico Sales Tax Fin. , Series A-1, Zero Coupon, 7/1/27	3,000	2,386
Puerto Rico Sales Tax Fin. , Series A-1, Zero Coupon, 7/1/31	495	338
Puerto Rico Sales Tax Fin. , Series A-1, Zero Coupon, 7/1/33	1,189	754
		5,225

VIRGIN ISLANDS 0.3%
Virgin Islands PFA, Diageo, Series A, 6.75%, 10/1/37	600	601

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Virgin Islands PFA, Series A-1, 5.00%, 10/1/39	1,000	1,001
		1,602
Total Investments in Securities 99.7%
(Cost $462,419)		$487,276
Other Assets Less Liabilities 0.3%		1,358
Net Assets 100.0%		$488,634

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Insured by National Public Finance Guarantee Corporation
(2)	Insured by Assured Guaranty Corporation
(3)	Insured by Assured Guaranty Municipal Corporation
(4)	Prerefunded date is used in determining portfolio maturity.
(5)	Insured by Build America Mutual Assurance Company
(6)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $3,131 and represents 0.6% of net assets.
(7)	Interest subject to alternative minimum tax
(8)	Escrowed to maturity
(9)	When-issued security
(10)	Non-income producing
(11)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
COP	Certificate of Participation
EFA	Educational Facility Authority
GO	General Obligation
HCFFA	Health Care Facilities Financing Authority
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price New Jersey Tax-Free Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On November 30, 2019, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.